Related Party Disclosures - Parent	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Related Party Disclosures
39. RELATED PARTY DISCLOSURES
a) Parent undertaking and controlling party
The Company’s immediate and ultimate parent and controlling party is Banco Santander SA, a company incorporated in Spain. The smallest and largest groups into which the Santander UK group’s results are included are the group accounts of Banco Santander SA , copies of which may be obtained from Shareholder Relations, 2 Triton Square, Regent’s Place, London NW1 3AN.
b) Transactions with related parties
Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2021	2020	2019	2021	2020	2019	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(210)	(120)	(150)	34	158	334	1,049	1,857	(1,392)	(2,463)
Fellow subsidiaries	(47)	(54)	(58)	151	148	158	20	37	(467)	(498)
Associates & joint ventures	(34)	(29)	(29)	4	—	—	3,075	2,234	(918)	(1,034)
	(291)	(203)	(237)	189	306	492	4,144	4,128	(2,777)	(3,995)
For more on this, see ‘Balances with other Banco Santander companies’ in the Risk review. In addition, transactions with pension schemes operated by the Santander UK group are described in Note 30.
The above transactions were made in the ordinary course of business, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features.
In 2020, Santander Consumer (UK) plc (SCUK) purchased a 50% share in a new joint venture, Volvo Car Financial Services UK Limited. In 2021, £390m of dealer lending was transferred from SCUK to the new entity.
In 2021, SCUK sold its entire 50% shareholding in PSA Finance UK Limited to PSA Financial Services Spain EFC SA, a joint venture between Santander Consumer Finance SA, a fellow subsidiary of Banco Santander SA, and Banque PSA Finance SA. For more details, see Note 34.
In 2021, a significant part of the Corporate & Investment Banking business of Santander UK was transferred to the London branch of Banco Santander SA by way of a Part VII banking business transfer scheme. For more details, see Note 43.
In 2021, we sold our current head office site in Triton Square, London to a wholly owned subsidiary of our parent.

Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
Related Party Disclosures	RELATED PARTY TRANSACTIONSThe Company’s only transactions with related parties arise in connection with the receipt of dividends declared by its subsidiaries, payment of dividends on its own ordinary shares and Perpetual Capital Securities, interest payments to its subsidiary on intercompany loans and interest received from its subsidiaries relating to downstreamed funding of senior debt, as well as any transactions entered into as part of the implementation of Santander UK’s ring-fencing plans.